Royalty, Stream and Other Interests - Greenstone Gold Stream (Details) - Greenstone Gold Stream	12 Months Ended
Dec. 31, 2021 oz $ / oz
Disclosure of detailed information about property, plant and equipment [line items]
Percent of spot price for per ounce cash payment	20.00%
Per Ounce Cash Payment | $ / oz	30
Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream agreement, production milestone | oz	120,333
Gold stream, percentage	5.938%
Proportion of ownership interest in associate	40.00%
Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Gold stream, percentage	3.958%
Proportion of ownership interest in associate	40.00%